Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Subordinated Liabilities [Abstract]
Schedule of Subordinated Liabilities

	Group
	2023	2022
	£m	£m
£325m Sterling preference shares	343	344
Undated subordinated liabilities	205	219
Dated subordinated liabilities	1,838	1,769
	2,386	2,332

Disclosure of Undated Subordinated Liabilities Explanatory	Undated subordinated liabilities

			Group
		2023	2022
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	—	14
		205	219

Disclosure of Dated Subordinated Liabilities Explanatory	Dated subordinated liabilities

	Group
		2023	2022
	Maturity	£m	£m
5% Subordinated notes	2023	—	591
4.75% Subordinated notes	2025	326	608
7.95% Subordinated notes	2029	193	207
6.50% Subordinated notes	2030	1	22
5.875% Subordinated notes	2031	7	7
5.625%Subordinated notes	2045	222	334
7.869% Subordinated notes	2033	321	—
8.296% Subordinated notes	2033	768	—
		1,838	1,769